Income Tax Expense - Schedule of Tax Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income tax expense
Current tax
Under provision of tax in prior years	289,094
Total tax expense (income)	289,094
Income (loss) before income tax	1,572,448	15,894,755	(3,679,409)
Tax calculated at domestic tax rates applicable to respective profits (2026, 2025 and 2024: 16.5%)	259,454	2,622,635	(607,103)
Effect of non-taxable income	(1,127,680)	(8,324,067)	(1,222,235)
Effect of expenses not deductible for tax purposes	548,391	878,754	332,697
Utilization of tax losses previously not recognized	(726,865)		(1,958)
Under provision of tax in prior year	289,094
Tax effect of tax losses not recognized	1,046,700	4,822,678	1,498,599
Income tax expense	$ 289,094